SHAREHOLDERS' EQUITY (Details 2) (Warrants [Member])	12 Months Ended
Aug. 31, 2014
Risk-free interest rate	1.10%
Expected dividend yield	0.00%
Expected life	5 years
Lower Range [Member]
Expected volatility	380.00%
Upper Range [Member]
Expected volatility	425.00%